Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed income statements by secondary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Underlying income statement (condensed)
Net interest income		€ 38,619	€ 33,370	€ 31,994
Net fee income		11,790	10,502	10,015
Gains (losses) on financial transactions		1,653	1,563	2,187
Other operating income		55	969	83
Total income		52,117	46,404	44,279
Administrative expenses, depreciation and amortisation		(23,903)	(21,415)	(21,130)
Net operating income		28,214	24,989	23,149
Net loan-loss provisions		(10,836)	(7,436)	(12,432)
Other gains (losses) and provisions		(2,128)	(3,006)	(12,793)
Operating profit/(loss) before tax	€ 3,829	15,250	14,547	(2,076)
Tax on profit	€ (69)	(4,486)	(4,894)	(5,632)
Profit/(loss) from continuing operations		10,764	9,653	(7,708)
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		10,764	9,653	(7,708)
Non-controlling interests		1,159	1,529	1,063
Attributable profit to the parent		9,605	8,124	(8,771)
Release of provision corresponding to results from commitments and contingent risks			29	50
Underlying results
Underlying income statement (condensed)
Net interest income		38,619	33,370	31,994
Net fee income		11,790	10,502	10,015
Gains (losses) on financial transactions		1,653	1,563	2,187
Other operating income		92	969	404
Total income		52,154	46,404	44,600
Administrative expenses, depreciation and amortisation		(23,903)	(21,415)	(20,967)
Net operating income		28,251	24,989	23,633
Net loan-loss provisions		(10,509)	(7,436)	(12,174)
Other gains (losses) and provisions		(2,492)	(2,293)	(1,785)
Operating profit/(loss) before tax		15,250	15,260	9,674
Tax on profit		(4,486)	(5,076)	(3,516)
Profit/(loss) from continuing operations		10,764	10,184	6,158
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		10,764	10,184	6,158
Non-controlling interests		1,159	1,530	1,077
Attributable profit to the parent		9,605	8,654	5,081
Release of provision corresponding to results from commitments and contingent risks		(27)
Retail Banking | Underlying results
Underlying income statement (condensed)
Net interest income		34,880	30,595	29,401
Net fee income		7,650	7,045	6,986
Gains (losses) on financial transactions		435	839	1,132
Other operating income		(280)	390	(153)
Total income		42,685	38,869	37,366
Administrative expenses, depreciation and amortisation		(18,568)	(17,102)	(17,285)
Net operating income		24,117	21,767	20,081
Net loan-loss provisions		(10,210)	(7,082)	(11,633)
Other gains (losses) and provisions		(2,135)	(2,053)	(1,238)
Operating profit/(loss) before tax		11,772	12,632	7,210
Tax on profit		(2,931)	(3,898)	(2,328)
Profit/(loss) from continuing operations		8,841	8,734	4,882
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		8,841	8,734	4,882
Non-controlling interests		895	1,345	921
Attributable profit to the parent		7,946	7,389	3,961
Santander Corporate & Investment Banking | Underlying results
Underlying income statement (condensed)
Net interest income		3,544	2,921	2,842
Net fee income		1,988	1,744	1,542
Gains (losses) on financial transactions		1,833	766	670
Other operating income		31	188	202
Total income		7,396	5,619	5,256
Administrative expenses, depreciation and amortisation		(2,898)	(2,380)	(2,038)
Net operating income		4,498	3,239	3,218
Net loan-loss provisions		(251)	(151)	(470)
Other gains (losses) and provisions		(131)	(17)	(134)
Operating profit/(loss) before tax		4,116	3,071	2,614
Tax on profit		(1,119)	(821)	(750)
Profit/(loss) from continuing operations		2,997	2,250	1,864
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		2,997	2,250	1,864
Non-controlling interests		192	137	118
Attributable profit to the parent		2,805	2,113	1,746
Wealth Management & Insurance | Underlying results
Underlying income statement (condensed)
Net interest income		825	477	394
Net fee income		1,291	1,248	1,154
Gains (losses) on financial transactions		123	100	99
Other operating income		369	416	383
Total income		2,608	2,241	2,030
Administrative expenses, depreciation and amortisation		(1,041)	(914)	(872)
Net operating income		1,567	1,327	1,158
Net loan-loss provisions		(14)	(38)	(28)
Other gains (losses) and provisions		(26)	6	1
Operating profit/(loss) before tax		1,527	1,295	1,131
Tax on profit		(347)	(309)	(272)
Profit/(loss) from continuing operations		1,180	986	859
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		1,180	986	859
Non-controlling interests		60	44	37
Attributable profit to the parent		1,120	942	822
PagoNxt | Underlying results
Underlying income statement (condensed)
Net interest income		22	1	(1)
Net fee income		881	493	362
Gains (losses) on financial transactions		(14)	(1)	(1)
Other operating income		64	2	(3)
Total income		953	495	357
Administrative expenses, depreciation and amortisation		(1,024)	(673)	(443)
Net operating income		(71)	(178)	(86)
Net loan-loss provisions		(44)	(10)	(12)
Other gains (losses) and provisions		(26)	(39)	(2)
Operating profit/(loss) before tax		(141)	(227)	(100)
Tax on profit		(63)	(24)	(15)
Profit/(loss) from continuing operations		(204)	(251)	(115)
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		(204)	(251)	(115)
Non-controlling interests		12	2	1
Attributable profit to the parent		(216)	(253)	(116)
Corporate Centre | Underlying results
Underlying income statement (condensed)
Net interest income		(652)	(624)	(642)
Net fee income		(19)	(28)	(29)
Gains (losses) on financial transactions		(723)	(141)	287
Other operating income		(91)	(27)	(25)
Total income		(1,485)	(820)	(409)
Administrative expenses, depreciation and amortisation		(372)	(346)	(329)
Net operating income		(1,857)	(1,166)	(738)
Net loan-loss provisions		10	(155)	(31)
Other gains (losses) and provisions		(174)	(190)	(412)
Operating profit/(loss) before tax		(2,021)	(1,511)	(1,181)
Tax on profit		(27)	(24)	(151)
Profit/(loss) from continuing operations		(2,048)	(1,535)	(1,332)
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		(2,048)	(1,535)	(1,332)
Non-controlling interests		1	2	0
Attributable profit to the parent		€ (2,049)	€ (1,537)	€ (1,332)